Related party transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions
19. Related party transactions:

The Company's related parties are CWI, directors, officers and shareholders which own greater than 10% of the Company's shares.
(a)    Pursuant to the amended and restated JVA, Westport engages in transactions with CWI (see note 7(a)). Amounts receivable relate to costs incurred by the Company on behalf of CWI. The amounts are generally reimbursed by CWI to the Company in the month following the month in which the payable is incurred.
(b)    Other transactions with related parties:

Peter Yu, founder and managing partner of Cartesian, was appointed as a Director of the Company in January 2016 in connection with the Investment Agreement entered into with Cartesian in January 2016. As a consequence, the convertible debt (note 14(b)) and royalty payable (note 15), amounts due to Cartesian were considered as related party balances. As of July 30, 2020, Peter Yu resigned and ceased to be a related party to the Company.